Related Party Balances and Transactions (Details) - USD ($)	Aug. 27, 2023	Aug. 26, 2021	Mar. 31, 2025	Aug. 26, 2024	Mar. 31, 2024
Related Party Balances and Transactions [Line Items]
Loan amount				$ 0
Loan term	1 year
Amount due to related parties			$ 2,000,000		$ 2,000,000
Webao Ltd [Member]
Related Party Balances and Transactions [Line Items]
Annual interest rate	0.00%
Loan term			1 year
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Amount due to related parties			$ 2,000,000
Commercial Loan [Member] | Webao Ltd [Member]
Related Party Balances and Transactions [Line Items]
Loan amount		$ 2,000,000
Annual interest rate		0.00%